Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 14, 2023
Entity Registrant Name	dei_EntityRegistrantName	TIDAL TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0001924868
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 14, 2023
Document Effective Date	dei_DocumentEffectiveDate	Dec. 14, 2023
Prospectus Date	rr_ProspectusDate	Jun. 30, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Supplement to the Summary Prospectus dated June 30, 2023, and the Statutory Prospectus dated June 30, 2023, as previously supplemented
DGA Absolute Return ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Effective immediately, the Average Annual Returns table under the heading “Performance” is revised to read as follows:
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2022:
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund is changing its primary benchmark to select a new benchmark (S&P Target Risk Moderate Index) that is more appropriately tailored to the Fund’s investment strategy.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Fund is changing its primary benchmark to select a new benchmark (S&P Target Risk Moderate Index) that is more appropriately tailored to the Fund’s investment strategy. The Fund’s investment objective and strategy remain unchanged.

DGA Absolute Return ETF | S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 26, 2018
DGA Absolute Return ETF | S&P Target Risk Moderate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 26, 2018
DGA Absolute Return ETF | DGA Absolute Return ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HF
1 Year	rr_AverageAnnualReturnYear01	9.39%
Since Inception	rr_AverageAnnualReturnSinceInception	12.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 26, 2018
DGA Absolute Return ETF | DGA Absolute Return ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 26, 2018
DGA Absolute Return ETF | DGA Absolute Return ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 26, 2018